STATEMENTS OF CHANGE IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)		Adjustment Common Shares Class B common stock	Adjustment Additional paid in capital	Adjustment Accumulated Deficit	Adjustment	Common Shares Class A common stock	Common Shares Class B common stock	Additional paid in capital Class B common stock	Additional paid in capital	Accumulated Deficit	Class A common stock	Class B common stock	Total
Changes in Stockholders' Equity
Net (loss) income												$ (2,300)
Balance at ending at Dec. 31, 2019		$ 575	$ 24,425	$ (2,300)	$ 22,700		$ 575		$ 24,425	$ (2,300)			$ 22,700
Ending balance (in shares) at Dec. 31, 2019		5,750,000					5,750,000
Balance at beginning at Oct. 31, 2019						$ 0	$ 0		0	0			0
Changes in Stockholders' Equity
Issuance of Class B common stock to Sponsor	[1],[2]						$ 575	$ 24,425				$ 25,000
Issuance of Class B common stock to Sponsor (in shares)	[1],[2]						5,750,000
Net (loss) income										(2,300)			(2,300)
Balance at ending at Dec. 31, 2019		$ 575	24,425	(2,300)	22,700		$ 575		24,425	(2,300)			22,700
Ending balance (in shares) at Dec. 31, 2019		5,750,000					5,750,000
Changes in Stockholders' Equity
Maximum common stock shares subject to forfeiture												750,000
Sale of private placement warrants to Sponsor in private placement									1,120,000				1,120,000
Net (loss) income										(776,839)			(776,839)
Balance at ending at Mar. 31, 2020							$ 575			(16,472,620)			(16,472,045)
Ending balance (in shares) at Mar. 31, 2020							5,750,000
Balance at beginning at Dec. 31, 2019		$ 575	24,425	(2,300)	22,700		$ 575		24,425	(2,300)			22,700
Beginning balance (in shares) at Dec. 31, 2019		5,750,000					5,750,000
Changes in Stockholders' Equity
Net (loss) income													(3,395,574)
Balance at ending at Jun. 30, 2020							$ 575			(19,091,355)			(19,090,780)
Ending balance (in shares) at Jun. 30, 2020							5,750,000
Balance at beginning at Dec. 31, 2019		$ 575	24,425	(2,300)	22,700		$ 575		24,425	(2,300)			22,700
Beginning balance (in shares) at Dec. 31, 2019		5,750,000					5,750,000
Changes in Stockholders' Equity
Net (loss) income													(5,812,234)
Balance at ending at Sep. 30, 2020							$ 575			(21,508,015)			(21,507,440)
Ending balance (in shares) at Sep. 30, 2020							5,750,000
Balance at beginning at Dec. 31, 2019		$ 575	24,425	(2,300)	22,700		$ 575		$ 24,425	(2,300)			22,700
Beginning balance (in shares) at Dec. 31, 2019		5,750,000					5,750,000
Changes in Stockholders' Equity
Sale of private placement warrants to Sponsor in private placement			1,120,000		1,120,000
Accretion Of Classa Common Stock Subject To Possible Redemption Value			$ (1,144,425)	(15,693,481)	(16,837,906)
Net (loss) income				(8,339,904)	(8,339,904)						$ (6,399,368)	$ (1,940,536)	(8,339,904)
Balance at ending at Dec. 31, 2020		$ (575)		24,035,685	24,035,110		$ 575			(24,035,685)			(24,035,110)
Ending balance (in shares) at Dec. 31, 2020		(5,750,000)					5,750,000
Balance at beginning at Mar. 31, 2020							$ 575			(16,472,620)			(16,472,045)
Beginning balance (in shares) at Mar. 31, 2020							5,750,000
Changes in Stockholders' Equity
Net (loss) income										(2,618,735)			(2,618,735)
Balance at ending at Jun. 30, 2020							$ 575			(19,091,355)			(19,090,780)
Ending balance (in shares) at Jun. 30, 2020							5,750,000
Changes in Stockholders' Equity
Net (loss) income										(2,416,660)			(2,416,660)
Balance at ending at Sep. 30, 2020							$ 575			(21,508,015)			(21,507,440)
Ending balance (in shares) at Sep. 30, 2020							5,750,000
Balance at beginning at Dec. 31, 2020		$ (575)		24,035,685	24,035,110		$ 575			(24,035,685)			(24,035,110)
Beginning balance (in shares) at Dec. 31, 2020		(5,750,000)					5,750,000
Changes in Stockholders' Equity
Net (loss) income										5,685,300			5,685,300
Balance at ending at Mar. 31, 2021							$ 575			(18,350,385)			(18,349,810)
Ending balance (in shares) at Mar. 31, 2021							5,750,000
Balance at beginning at Dec. 31, 2020		$ (575)		24,035,685	24,035,110		$ 575			(24,035,685)			(24,035,110)
Beginning balance (in shares) at Dec. 31, 2020		(5,750,000)					5,750,000
Changes in Stockholders' Equity
Net (loss) income													(435,441)
Balance at ending at Jun. 30, 2021							$ 575			(24,471,126)			(24,470,551)
Ending balance (in shares) at Jun. 30, 2021							5,750,000
Balance at beginning at Dec. 31, 2020		$ (575)		$ 24,035,685	$ 24,035,110		$ 575			(24,035,685)			(24,035,110)
Beginning balance (in shares) at Dec. 31, 2020		(5,750,000)					5,750,000
Changes in Stockholders' Equity
Net (loss) income													(867,475)
Balance at ending at Sep. 30, 2021							$ 575			(24,903,160)			(24,902,585)
Ending balance (in shares) at Sep. 30, 2021							5,750,000
Balance at beginning at Mar. 31, 2021							$ 575			(18,350,385)			(18,349,810)
Beginning balance (in shares) at Mar. 31, 2021							5,750,000
Changes in Stockholders' Equity
Net (loss) income										(6,120,741)			(6,120,741)
Balance at ending at Jun. 30, 2021							$ 575			(24,471,126)			(24,470,551)
Ending balance (in shares) at Jun. 30, 2021							5,750,000
Changes in Stockholders' Equity
Net (loss) income										(432,034)			(432,034)
Balance at ending at Sep. 30, 2021							$ 575			$ (24,903,160)			$ (24,902,585)
Ending balance (in shares) at Sep. 30, 2021							5,750,000

[1]	The share amounts have been retroactively restated to reflect the split of Class B common stock on February 19, 2020, resulting in 5,750,000 shares outstanding (see Note 4).
[2]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.